INTANGIBLE ASSETS - Disclosure of Reconciliation of Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	$ 18,317
Intangible assets, Ending Balance	18,513	$ 18,317
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	23,749	25,242
Additions	369	373
Acquisitions through business combinations	807	21
Dispositions	(195)	(596)
Assets reclassified as held for sale	(248)
Foreign currency translation	1,129	(1,291)
Intangible assets, Ending Balance	25,611	23,749
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(5,432)	(4,396)
Amortization and impairment expense	(1,608)	(1,590)
Dispositions	108	289
Assets reclassified as held for sale	102
Foreign currency translation	(268)	265
Intangible assets, Ending Balance	(7,098)	(5,432)
Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,805
Intangible assets, Ending Balance	2,053	1,805
Water and sewage concession agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,258	2,880
Additions	131	113
Acquisitions through business combinations	0	0
Dispositions	(1)	(1)
Assets reclassified as held for sale	0
Foreign currency translation	283	(734)
Intangible assets, Ending Balance	2,671	2,258
Water and sewage concession agreements | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(453)	(469)
Amortization and impairment expense	(109)	(108)
Dispositions	1	1
Assets reclassified as held for sale	0
Foreign currency translation	(57)	123
Intangible assets, Ending Balance	(618)	(453)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	11,099
Intangible assets, Ending Balance	10,868	11,099
Customer relationships | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	14,542	15,091
Additions	0	0
Acquisitions through business combinations	504	9
Dispositions	(2)	(255)
Assets reclassified as held for sale	(96)
Foreign currency translation	463	(303)
Intangible assets, Ending Balance	15,411	14,542
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(3,443)	(2,720)
Amortization and impairment expense	(1,004)	(949)
Dispositions	0	141
Assets reclassified as held for sale	34
Foreign currency translation	(130)	85
Intangible assets, Ending Balance	(4,543)	(3,443)
Computer software and proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,841
Intangible assets, Ending Balance	1,773	1,841
Computer software and proprietary technology | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,997	3,074
Additions	154	183
Acquisitions through business combinations	103	11
Dispositions	(32)	(153)
Assets reclassified as held for sale	(22)
Foreign currency translation	127	(118)
Intangible assets, Ending Balance	3,327	2,997
Computer software and proprietary technology | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(1,156)	(881)
Amortization and impairment expense	(386)	(391)
Dispositions	27	77
Assets reclassified as held for sale	17
Foreign currency translation	(56)	39
Intangible assets, Ending Balance	(1,554)	(1,156)
Brand and trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,667
Intangible assets, Ending Balance	2,890	2,667
Brand and trademarks | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,898	3,070
Additions	9	10
Acquisitions through business combinations	199	1
Dispositions	(1)	(69)
Assets reclassified as held for sale	(124)
Foreign currency translation	168	(114)
Intangible assets, Ending Balance	3,149	2,898
Brand and trademarks | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(231)	(207)
Amortization and impairment expense	(62)	(73)
Dispositions	1	41
Assets reclassified as held for sale	47
Foreign currency translation	(14)	8
Intangible assets, Ending Balance	(259)	(231)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	905
Intangible assets, Ending Balance	929	905
Indefinite life intangible assets	331	307
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,054	1,127
Additions	75	67
Acquisitions through business combinations	1	0
Dispositions	(159)	(118)
Assets reclassified as held for sale	(6)
Foreign currency translation	88	(22)
Intangible assets, Ending Balance	1,053	1,054
Other | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(149)	(119)
Amortization and impairment expense	(47)	(69)
Dispositions	79	29
Assets reclassified as held for sale	4
Foreign currency translation	(11)	10
Intangible assets, Ending Balance	(124)	(149)
Brand and trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Indefinite life intangible assets	$ 2,401	$ 2,071